Benefit Plans - Changes in benefit obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension benefits
Change in benefit obligation
Benefit obligation, beginning of year	$ 6,815	$ 6,591
Service cost	110	111	$ 113
Interest cost	255	254	286
Participant contributions	0	0
Actuarial (gain) loss	255	(406)
Benefits paid	(646)	(553)
Translation adjustment and other	(55)	6
Benefit obligation, end of year	6,224	6,815	6,591
Change in pension plan assets
Fair value of plan assets, beginning of year	6,284	5,650
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	(300)	1,051
Employer contribution	16	131
Benefits paid	(646)	(553)
Defined Benefit Plan, Plan Assets, Foreign Currency Translation Gain (Loss)	(55)	5
Funded status	(925)	(531)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, Prior Service Cost (Credit), before Tax	(198)	(254)
Fair value of plan assets, end of year	$ 5,299	6,284	5,650
Percentage of underfunded status relating to the primary employee plans	78.00%
Postretirement benefits
Change in benefit obligation
Benefit obligation, beginning of year	$ 386	373
Service cost	7	8	9
Interest cost	15	15	18
Participant contributions	13	12
Actuarial (gain) loss	4	(8)
Benefits paid	(35)	(35)
Translation adjustment and other	(7)	5
Benefit obligation, end of year	375	386	$ 373
Change in pension plan assets
Employer contribution	22	23
Funded status	(375)	(386)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, Prior Service Cost (Credit), before Tax	$ (16)	$ (37)